Integration, Transaction and Other Costs (Tables)	12 Months Ended
Dec. 31, 2023
Integration Costs [Abstract]
Disclosure of Integration and Transaction Costs

For the years ended December 31,	2023	2022
Integration Costs (1)	46	95
Transaction Costs (Note 5)	11	11
Other (2)	28	—
	85	106
(1)For the year ended December 31, 2023, integration costs includes $46 million related to the Toledo Acquisition (2022 – $5 million related to the Toledo Acquisition and $90 million related to the Husky Arrangement).
(2)Includes costs related to modernizing and replacing certain information technology systems, optimizing business processes and standardizing data across the Company.